CONDENSED BALANCE SHEETS (Q3) (Parenthetical) - $ / shares	Sep. 30, 2023	Apr. 25, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Deficit:
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000		1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0		0	0
Preferred stock, shares outstanding (in shares)	0		0	0
Class A Common Stock [Member]
Liabilities and Equity [Abstract]
Common stock subject to possible redemption (in shares)	5,702,791	17,297,209	23,000,000	23,000,000
Common stock, redemption price per share (in dollars per share)	$ 10.79	$ 10.4	$ 10.31
Stockholders' Deficit:
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000		500,000,000	500,000,000
Common stock, shares issued (in shares)	0		0	0
Common stock, shares outstanding (in shares)	0		0	0
Class B Common Stock [Member]
Stockholders' Deficit:
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	50,000,000		50,000,000	50,000,000
Common stock, shares issued (in shares)	5,750,000		5,750,000	5,750,000
Common stock, shares outstanding (in shares)	5,750,000		5,750,000	5,750,000